Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

The components of property and equipment, net are:

	As of September 30,
	2024	2023
Computers, related equipment and software	$1,317,993	$1,294,574
Building, building improvements and land(1)	413,735	410,644
Leasehold improvements	214,319	204,054
Furniture, fixtures and other	63,759	64,146
Property and equipment, gross	2,009,806	1,973,418
Less accumulated depreciation	(1,254,205)	(1,182,495)
Property and equipment, net	$755,601	$790,923

(1)
During fiscal year 2023, the Company occupied the campus in Ra'anana Israel and started the depreciation of the building and building improvements, please see also Note 2.